Equity Awards	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Awards

13.   Equity Awards

On November 6, 2018, the Company’s shareholders approved the Strategic Education, Inc. 2018 Equity Compensation Plan (the “2018 Plan”), which replaced the Strayer Education, Inc. 2015 Equity Compensation Plan (the “2015 Plan”). The 2018 Plan provides for the granting of restricted stock, restricted stock units, stock options intended to qualify as incentive stock options, options that do not qualify as incentive stock options, and other forms of equity compensation and performance-based awards to employees, officers, and directors of the Company, or to a consultant or advisor to the Company, at the discretion of the Board of Directors. Vesting provisions are at the discretion of the Board of Directors. Options may be granted at option prices based at or above the fair market value of the shares at the date of grant. The maximum term of the awards granted under the 2018 Plan is ten years. The number of shares of common stock authorized for issuance under the 2018 Plan is 700,000, plus the number of shares available for grant under the 2015 Plan at the time of stockholder approval of the 2018 Plan, plus the number of shares which may in the future become available under the 2015 Plan due to forfeitures of outstanding awards. As of December 31, 2019, the Company has issued and outstanding awards under the 2018 Plan as well as the 2015 Plan, the Capella Education Company 2005 Stock Incentive Plan, and the Capella Education Company 2014 Equity Incentive Plan (collectively, the “Prior Plans”).

Dividends paid on unvested restricted stock are reimbursed to the Company, and dividend equivalents accumulated on unvested restricted stock units are forfeited, if the recipient forfeits his or her shares as a result of termination of employment prior to vesting in the award, other than as a result of the recipient’s death, disability, or certain qualifying terminations in connection with a change in control of the Company, or unless waived by the Company.

Restricted Stock and Restricted Stock Units

The table below sets forth the restricted stock and restricted stock units activity for each of the three years in the period ended December 31, 2019:

		Weighted-
	Number of	average
	shares or units	grant price
Balance, December 31, 2016	727,100	$97.53
Grants	75,140	82.18
Vested shares	(84,908)	66.60
Forfeitures	(1,204)	62.28
Balance, December 31, 2017	716,128	99.65
Grants	159,005	93.30
Awards assumed through acquisition of CEC	136,324	118.29
Vested shares	(236,164)	76.78
Forfeitures	(37,343)	83.69
Balance, December 31, 2018	737,950	114.43
Grants	158,748	128.87
Vested shares	(393,588)	141.75
Forfeitures	(34,160)	79.02
Balance, December 31, 2019	468,950	$98.98

Stock Options

The table below sets forth the stock option activity and other stock option information for each of the three years in the period ended December 31, 2019:

			Weighted-
			average
		Weighted-	remaining	Aggregate
	Number of	average	contractual	intrinsic value(1)
	shares	exercise price	life (years)	(in thousands)
Balance, December 31, 2016	100,000	$51.95	4.1	$2,868
Grants	—	—
Exercises	—	—
Forfeitures	—	—
Balance, December 31, 2017	100,000	51.95	3.1	3,763
Grants	—	—
Awards assumed through acquisition of CEC	319,846	66.98
Exercises	(162,831)	58.11
Forfeitures	(769)	51.96
Balance, December 31, 2018	256,246	66.80	7.0	11,947
Grants	—	—
Exercises	(208,114)	67.61
Forfeitures/Expirations	(2,036)	58.38
Balance, December 31, 2019	46,096	$63.49	5.2	$4,398
Exercisable, December 31, 2019	24,246	$60.27	4.0	$2,391
(1)	The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the respective trading day and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holder had all options been exercised on the respective trading day. The amount of intrinsic value will change based on the fair market value of the Company’s common stock.

The Company received $8.6 million and paid $1.8 million of net cash proceeds related to stock options exercised during the years ended December 31, 2018 and 2019, respectively. The aggregate intrinsic value of the stock options exercised during the years ended December 31, 2018 and 2019 was $11.3 million and $17.4 million, respectively. No stock options were exercised during the year ended December 31, 2017.

Valuation and Expense Information under Stock Compensation Topic ASC 718

At December 31, 2019, total stock-based compensation cost which has not yet been recognized was $24.7 million for unvested restricted stock, restricted stock units, and stock option awards. This cost is expected to be recognized over the next 23 months on a weighted-average basis. Approximately 313,000 shares of restricted stock awards are subject to performance conditions. The accrual for stock-based compensation for performance awards is based on the Company’s estimates that such performance criteria are probable of being achieved over the respective vesting periods. Such a determination involves judgment surrounding the Company’s ability to maintain regulatory compliance. If the performance targets are not reached during the respective vesting period, or it is determined it is more likely than not that the performance criteria will not be achieved, related compensation expense is adjusted.

The following table reflects the amount of stock-based compensation expense recorded in each of the expense line items for the years ended December 31, 2017, 2018, and 2019 (in thousands):

	2017	2018	2019
Instructional and support costs	$1,943	$2,588	$3,823
General and administration	9,684	10,702	7,970
Merger and integration costs	—	2,242	367
Stock-based compensation expense included in operating expense	11,627	15,532	12,160
Tax benefit	4,593	3,922	3,126
Stock-based compensation expense, net of tax	$7,034	$11,610	$9,034

During the years ended December 31, 2017, 2018, and 2019, the Company recognized tax windfalls related to share-based payment arrangements of approximately $0.6 million, $3.5 million, and $4.0 million, respectively, which were adjustments to the provision (benefit) for income taxes.